Basis of preparation and accounting policies - New accounting pronouncements (Details) $ in Millions	Dec. 31, 2023 item	Jan. 01, 2022 USD ($)
New accounting pronouncements
Number of broad categories of risks | item	3
IFRS 17
New accounting pronouncements
Percentage of CSM calculated under VFA		72.00%
Percentage of CSM calculated under GMM		28.00%
IFRS 17 | Maximum
New accounting pronouncements
Net asset impact of classification overlay | $		$ 5